UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                --------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Sigma Management Services, Inc.
          ----------------------------------------------------------------------
Address:  26261 Evergreen, Suite 455
          ----------------------------------------------------------------------
          Southfield, MI  48076
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-7002
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert M. Bilkie, Jr. CFA
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    (248) 223-0122
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert M. Bilkie, Jr.         Southfield, Michigan         November 13, 2002
------------------------------    ------------------------     -----------------
        [Signature]                  [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 62
                                        -------------------

Form 13F Information Table Value Total: $ 155,877
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:                ITEM 2:       ITEM 3:   ITEM 4:  ITEM 5:     ITEM 6:       ITEM 7:               ITEM 8:
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----------------------
                                                      VALUE    SHARES/ SH/ PUT/ INVSTMT                   VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----   ------   ------
3M Company                     com         88579y101     409      3717  SH      SOLE                   2999              718
AFLAC Inc.                     com         001055102    4304    140228  SH      SOLE                 119993            20711
Abbott Laboratories            com         002824100     452     11180  SH      SOLE                  11180              800
Amer Int'l Group               com         026874107    4805     87834  SH      SOLE                  73892            14468
American Express               com         025816109    3120    100074  SH      SOLE                  83569            18100
Amerisourcebergen Corp         com         03073E105    1873     26225  SH      SOLE                  22155             4195
Amgen                          com         031162100    3044     72995  SH      SOLE                  62230            11322
Automatic Data Proc            com         053015103    4173    120030  SH      SOLE                 102195            18196
BJ Services                    com         055482103    1519     58420  SH      SOLE                  49350             9245
Bank One Corp                  com         06423A103     687     18356  SH      SOLE                  18356
BiSys Group Inc.               com         055472104    1550     92785  SH      SOLE                  78905            14520
Biomet Inc                     com         090613100    3374    126715  SH      SOLE                 109005            19500
Bristol-Myers Squibb           com         110122108    2617    109938  SH      SOLE                  94433            18191
CVS Corp.                      com         126650100    3251    128256  SH      SOLE                 106961            23842
Cinergy Corp                   com         172474108    3121     99290  SH      SOLE                  83425            16930
Cintas Corp.                   com         172908105    2358     56252  SH      SOLE                  47137             9501
Cisco Systems Inc              com         17275R102    2927    279290  SH      SOLE                 237802            43372
Citigroup                      com         172967101    2004     67593  SH      SOLE                  58014            10269
Coca-Cola                      com         191216100     421      8786  SH      SOLE                   8786
Comerica                       com         200340107     707     14671  SH      SOLE                   5406             9265
Concord EFS Inc.               com         206197105    1656    104299  SH      SOLE                  89689            15552
Costco Wholesale Corp          com         22160K105    3623    111939  SH      SOLE                  94224            18065
Dell Computers                 com         247025109    2193     93283  SH      SOLE                  80298            13756
Dow Chemical                   com         260543103    1466     53687  SH      SOLE                  43697            11305
Emerson Electric               com         291011104    3704     84296  SH      SOLE                  71092            13874
Exxon-Mobil Corp               com         30231G102    4978    156065  SH      SOLE                 134543            25651
Fifth Third Bancorp            com         316773100    1159     18927  SH      SOLE                  18452             7785
Ford Motor Co                  com         345370100    1262    128784  SH      SOLE                 110082            22503
Genentech                      com         368710406    1753     53714  SH      SOLE                  45334             8607
General Dynamics Corp.         com         369550108    2633     32380  SH      SOLE                  27100             5770
General Electric               com         369604103    5941    241023  SH      SOLE                 209734            32798
Home Depot                     com         437076102    2266     86803  SH      SOLE                  74663            12925
Int'l Bus. Machines            com         459200101    2946     50457  SH      SOLE                  43323             7373
Intel Corp                     com         458140100    2834    204002  SH      SOLE                 175911            29665
Johnson & Johnson              com         478160104    3806     70381  SH      SOLE                  60164            12163
Kohl's Corp.                   com         500255104    2386     39244  SH      SOLE                  33219             6185
Lilly (eli)                    com         532457108     439      7937  SH      SOLE                   7637             1730
Manpower Inc.                  com         56418H100    2741     93410  SH      SOLE                  78125            16505
Marriott International         com         571903202    1667     57505  SH      SOLE                  49170             8745
McCormick & Company            com         579780206    1420     62290  SH      SOLE                  52560            10460
Medtronic Inc                  com         585055106    5207    123615  SH      SOLE                 104405            19642
Mellon Financial Corp.         com         58551A108     778     30000  SH      SOLE                  30000
Merck & Co                     com         589331107    2566     56135  SH      SOLE                  49595             7216
Microsoft                      com         594918104    5675    129753  SH      SOLE                 112228            18475
Mid Cap SPDR Tr Unit Ser 1     com         595635103    5891     79345  SH      SOLE                  65000            14945
Outback Steakhouse             com         689899102    1635     59500  SH      SOLE                  50045             9805
Pfizer, Inc                    com         717081103    3463    119320  SH      SOLE                 100480            20548
Pitney Bowes Inc.              com         724479100    3226    105815  SH      SOLE                  89600            17075
Procter & Gamble               com         742718109     429      4795  SH      SOLE                   4795
Qualcomm Inc                   com         747525103    1940     70227  SH      SOLE                  59552            10966
Royal Dutch Petrol             com         780257804     226      5628  SH      SOLE                   5628              600
S & P Depository Receipts      com         78462F103    4393     53712  SH      SOLE                  48282             5730
SBC Communications, Inc        com         78387G103    1250     62181  SH      SOLE                  52126            10970
SLM Corporation                com         78442p106    5939     63760  SH      SOLE                  54420             9620
Stryker Corp                   com         863667101    2038     35379  SH      SOLE                  32619             4160
Sysco Corp                     com         871829107    4236    149196  SH      SOLE                 126966            22760
Texas Instruments              com         882508104    2107    142628  SH      SOLE                 121033            23013
Vanguard Extended Market Viper com         922908652     478     10100  SH      SOLE                  10100
Vanguard Total Stock Market Vi com         922908769    1708     22250  SH      SOLE                  22250
Vornado Realty Corp.           com         929042109    2094     53080  SH      SOLE                  45370             8215
Wal Mart Stores                com         931142103    2697     54771  SH      SOLE                  48031             6972
Wyeth                          com         026609107     312      9810  SH      SOLE                   9810              500